Goodwill and intangible assets (Tables)	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Summary of changes in goodwill
The changes in goodwill for the fiscal years ended March 31, 2024 and 2025 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2024	2025
Balance at beginning of the fiscal year
Cost	1,649,041	1,884,627
Accumulated impairments	(373,929)	(397,527)

Carrying amount	1,275,112	1,487,100

Increase (decrease) due to:
Acquisitions	70,791	44,424
Disposals or classified as held for sale	(14,491)	-
Impairments	-	-
Translation adjustments	155,688	(22,803)

Total changes	211,988	21,621

Balance at end of the fiscal year
Cost	1,884,627	1,903,617
Accumulated impairments	(397,527)	(394,896)

Carrying amount	1,487,100	1,508,721

Summary of carrying amount of goodwill by segment
The carrying amounts of goodwill by segment as of March 31, 2024 and 2025 are as follows:

	Yen in millions
	March 31
	2024	2025
Game & Network Services *1	465,647	460,621
Music *2	710,888	729,593
Pictures *3	279,949	283,201
Entertainment, Technology & Services	15,829	20,636
Imaging & Sensing Solutions	3,953	3,836
Financial Services	10,834	10,834
All Other	-	-

Total	1,487,100	1,508,721

Summary of changes in content assets
The changes in content assets for the fiscal years ended March 31, 2024 and 2025 are as follows:

	Yen in millions
	Film costs	Broadcasting rights	Music catalogs	Artist contracts	Music distribution rights	Game content	Content assets Total
Balance as of April 1, 2023:
Cost	4,320,022	419,025	1,008,942	32,484	45,988	97,386	5,923,847
Accumulated amortization and impairment losses	(3,747,092)	(306,468)	(256,648)	(16,498)	(12,539)	(22,720)	(4,361,965)

Carrying amount	572,930	112,557	752,294	15,986	33,449	74,666	1,561,882

Changes in carrying amount:
Additions *1	329,104	97,028	20,842	3,061	146	83,757	533,938
Acquisitions through business combinations and other *2	-	-	229,884	15,075	2,627	-	247,586
Disposals or classified as held for sale	(35,927)	(7,371)	-	(224)	-	(227)	(43,749)
Amortization	(397,855)	(93,240)	(43,779)	(1,394)	(3,146)	(31,594)	(571,008)
Impairment losses	(13,454)	(883)	-	(16)	-	(1,064)	(15,417)
Translation adjustment	76,678	16,150	106,777	3,168	2,045	10,063	214,881

Total changes	(41,454)	11,684	313,724	19,670	1,672	60,935	366,231

Balance as of March 31, 2024:
Cost	5,216,247	528,970	1,401,970	54,131	52,498	170,058	7,423,874
Accumulated amortization and impairment losses	(4,684,771)	(404,729)	(335,952)	(18,475)	(17,377)	(34,457)	(5,495,761)

Carrying amount	531,476	124,241	1,066,018	35,656	35,121	135,601	1,928,113

Changes in carrying amount:
Additions *1	425,914	112,579	141,927	4,941	17	56,013	741,391
Acquisitions through business combinations and other *2	1,868	-	202,660	3,273	5,784	-	213,585
Disposals or classified as held for sale	(43,614)	(97)	-	(564)	-	-	(44,275)
Amortization	(328,167)	(110,057)	(51,825)	(2,760)	(3,639)	(39,381)	(535,829)
Impairment losses	(14,449)	(88)	-	-	(13)	(545)	(15,095)
Translation adjustment	(9,886)	(2,894)	(23,970)	(651)	(132)	(1,309)	(38,842)

Total changes	31,666	(557)	268,792	4,239	2,017	14,778	320,935

Balance as of March 31, 2025:
Cost	5,522,693	555,679	1,716,674	61,012	57,952	221,406	8,135,416
Accumulated amortization and impairment losses	(4,959,551)	(431,995)	(381,864)	(21,117)	(20,814)	(71,027)	(5,886,368)

Carrying amount	563,142	123,684	1,334,810	39,895	37,138	150,379	2,249,048

*1
The additions in Film costs include the cost of films internally produced and acquired from third party projects. Film costs acquired from third party projects are not a significant portion of Film costs recorded by Sony. The additions in Broadcasting rights, Music catalogs, Artist contracts and Music distribution rights mainly represent acquisitions through contracts with third parties. The additions in Game content primarily include approximately equal amounts of internally developed game content and externally acquired game content for the fiscal year ended March 31, 2024, and include only internally developed game content for the fiscal year ended March 31, 2025.

*2	Refer to Notes 27 (7) and 30 (2).

Summary of other changes in other intangible assets
The changes in other intangible assets for the fiscal years ended March 31, 2024 and 2025 are as follows:

	Yen in millions
	Patent rights, know-how and license agreements	Customer relationships	Trademarks	Software	Television carriage contracts	Other	Total
Balance as of April 1, 2023:
Cost	201,243	66,593	51,747	1,045,743	66,583	199,311	1,631,220
Accumulated amortization and impairment losses	(182,221)	(44,272)	(12,534)	(698,671)	(40,303)	(89,377)	(1,067,378)

Carrying amount	19,022	22,321	39,213	347,072	26,280	109,934	563,842

Changes in carrying amount:
Additions	8,854	-	20	145,515	-	6,038	160,427
Acquisitions through business combinations	371	2,003	1,887	13	-	123	4,397
Internal development	-	-	-	20,096	-	-	20,096
Disposals or classified as held for sale	(16)	(1,697)	(616)	(5,576)	(33)	(244)	(8,182)
Amortization	(8,838)	(10,166)	(5,874)	(110,296)	(4,129)	(14,587)	(153,890)
Impairment losses	(16)	-	-	(8)	-	(571)	(595)
Translation adjustment	444	2,472	5,094	10,981	3,329	4,963	27,283
Other	97	-	(104)	2,193	-	38	2,224

Total changes	896	(7,388)	407	62,918	(833)	(4,240)	51,760

Balance as of March 31, 2024:
Cost	212,000	70,560	59,377	1,196,266	75,716	211,848	1,825,767
Accumulated amortization and impairment losses	(192,082)	(55,627)	(19,757)	(786,276)	(50,269)	(106,154)	(1,210,165)

Carrying amount	19,918	14,933	39,620	409,990	25,447	105,694	615,602

Changes in carrying amount:
Additions	4,121	230	825	169,476	-	5,356	180,008
Acquisitions through business combinations	8,433	4,338	6,288	4,698	-	18,031	41,788
Internal development	-	-	-	23,128	-	-	23,128
Disposals or classified as held for sale	(8)	(414)	(1)	(3,897)	-	(397)	(4,717)
Amortization	(6,734)	(6,485)	(5,547)	(127,401)	(4,324)	(15,556)	(166,047)
Impairment losses	(10)	-	-	(10,337)	-	(3)	(10,350)
Translation adjustment	(406)	(74)	(478)	(1,567)	(358)	(703)	(3,586)
Other	56	-	23	(6,372)	26	1,653	(4,614)

Total changes	5,452	(2,405)	1,110	47,728	(4,656)	8,381	55,610

Balance as of March 31, 2025:
Cost	216,960	73,654	65,643	1,353,946	73,958	233,542	2,017,703
Accumulated amortization and impairment losses	(191,590)	(61,126)	(24,913)	(896,228)	(53,167)	(119,467)	(1,346,491)

Carrying amount	25,370	12,528	40,730	457,718	20,791	114,075	671,212